Eventide Gilead Fund

Eventide Healthcare & Life Sciences Fund

Eventide Multi-Asset Income Fund

Eventide Global Dividend Opportunities Fund

Each a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Multi-Asset Income Fund and Eventide Global Dividend Opportunities Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on November 6, 2018, (SEC Accession No. 0001580642-18-005276).